Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2015
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Limited-Duration Inflation Focused Bond Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001368135
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 25, 2015
Prospectus Date	rr_ProspectusDate	Sep. 23, 2015